Investments - Schedule of investments accounted for under equity method (Parenthetical) (Detail)			12 Months Ended
	May 31, 2020 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Marketable Securities [Line Items]
Payment for equity method investment			¥ 107,103,932	$ 16,806,944	¥ 276,291,399	¥ 114,600,000
Wuhan Shayu Network Technology Co Ltd [Member]
Marketable Securities [Line Items]
Percentage of equity method investment acquired	19.125%	8.50%	35.084%	35.084%
Payment for equity method investment	¥ 24,850,000	¥ 10,000,000
Equity method investment, Amount agreed to invest	80,000,000
Fair value of equity interest	43,617,750
Contribution from share holder	¥ 18,767,750
Percentage of equity interest exchanged	8.309%
Shuangsi Culture Broadcasting Company Limited [Member] | Discontinued Operations Disposed Of By Means Other Than Sale Exchange
Marketable Securities [Line Items]
Percentage of equity method investment acquired	100.00%
Fair value of equity interest	¥ 54,391,900